Deferred tax (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of deferred taxes [text block] [Abstract]
Schedule of deferred tax
		As of February 28
Figures in Rand thousands	Note	2022	2021

Deferred tax liability		(47,063)	(42,024)
Deferred revenue		58,137	44,790
Property, plant and equipment and capitalized commission assets		(144,782)	(117,686)
Lease obligations		4,690	12,119
ECL provision on trade receivables		21,887	11,302
Other		13,005	7,451

Deferred tax asset		58,383	47,046
Deferred revenue		540	6
Property, plant and equipment and capitalized commission assets		27,059	37,479
Tax losses		19,710	6,115
Lease obligations		1,303	297
ECL provision on trade receivables		3,953	928
Other		5,818	2,221

Total net deferred tax asset		11,320	5,022

Reconciliation of deferred tax asset/(liability)
At March 1		5,022	21,090
Acquisition of subsidiaries		(13,386)	–
Increase in deferred revenue temporary differences		13,912	19,320
Decrease in property, plant and equipment and capitalized commission assets temporary differences		(23,479)	(4,176)
Increase/(decrease) in inventory temporary differences		–	(26,018)
Increase/(decrease) in tax losses temporary differences		8,887	(10,241)
Decrease in lease obligation temporary differences		(6,365)	(3,935)
Increase in ECL provision on trade receivables temporary differences		13,855	6,294
Increase/(decrease) in research and development temporary differences		–	(1,071)
Increase in other temporary differences		12,954	3,759
Translation adjustments		(80)	–
At February 28		11,320	5,022

Reconciliation of deferred tax balances
At March 1		5,022	21,090
Acquisition of subsidiaries		(13,386)	–
Disposal of subsidiary		–	(550)
Charge to income statement	24	19,764	(16,996)
Translation adjustments		(80)	1,478
At February 28		11,320	5,022